Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies

3. Summary of significant accounting policies

(a) Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of disposals of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and divestiture of SearchMedia International, the consolidated balance sheet as of December 31, 2012 and the consolidated statement of operations for the year ended December 31, 2012 present the results and accounts of these subsidiaries as discontinued operations. All prior periods presented in the consolidated balance sheet and the consolidated statement of operations discussed herein have been reclassified to conform to present discontinued operations.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE subsidiary for which the Company is the primary beneficiary. Operating results of its VIE subsidiary were excluded from the consolidated financial statements beginning on December 23, 2011 upon the termination of the VIE contracts. And operating results of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong and SearchMedia International, together with its remaining subsidiaries, were excluded from the consolidated financial statements since their respective disposal dates. All significant transactions among the Company, its subsidiaries and its VIE subsidiary have been eliminated upon consolidation.

(b) Use of estimates

The preparation of financial statements in accordance with US GAAP requires the Company’s management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful receivables; useful lives and residual values of property and equipment and intangible assets; recoverability of the carrying amount of property and equipment, goodwill and intangible assets; fair values of financial instruments; the fair values of the assets acquired and liabilities assumed upon the consolidation of businesses acquired in 2008 and 2010 respectively; and the assessment of contingent obligations. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

(c) Foreign currency transactions and translation

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company is the US$, whereas the functional currency of the Company’s consolidated subsidiaries and VIEs in the PRC is the Renminbi (“RMB”) and the functional currency of the Company’s subsidiaries in the HKSAR is the Hong Kong Dollars (“HK$”), as the PRC and HKSAR are the primary economic environments in which the respective entities operate. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign currency. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the respective functional currency at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in a currency other than the functional currency are translated into the functional currency using the applicable exchange rate at each balance sheet date. The resulting exchange differences are recorded in “foreign currency transaction gain / (loss)” in the consolidated statements of operations.

The assets and liabilities of the Company’s consolidated subsidiaries and VIEs are translated into the US$ reporting currency using the exchange rate at each balance sheet date. Revenue and expenses of these entities are translated into US$ at average rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses resulting from translation of these entities’ financial statements into the US$ reporting currency are recorded as a separate component of “accumulated other comprehensive income” within shareholders’ equity.

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

The Group’s cash and bank deposits were held in major financial institutions located in US and PRC, which management believes have high credit ratings. Cash and bank deposit held in PRC as of December 31, 2011 and 2012 were $4,438 (held by discontinued components) and $2,009, respectively. The remaining cash and bank deposits were held in US and Hong Kong denominated in USD, amounted to $193 ($39 held by continuing components and $154 held by discontinued components) and $5,200 as of December 31, 2011 and 2012, respectively.

The Company purchased two financial products, which are measured at fair value as cash equivalents.

1.	50 units of USD-denominated UBS Jersey Call Certificate with the given par value at USD50,000 per unit, whose fair value as of December 31, 2012 is $2,530. The Open End USD-denominated capital protected and non interest bearing UBS Jersey Call Certificate offers the investor a return which is linked to the development of the UBS USD Jersey Spot Rate as determined by the Calculation Agent. The value per product accretes daily, based on the prevailing Reference Rate. At any time, the value and redemption amount of the product will reflect the Par Value plus the accreted amount based on the prevailing Reference Rate. Should the Reference Rate become zero or negative, and Automatic Early Redemption is triggered at a Redemption Amount per Product. The investor is exposed to the fluctuations of the UBS USD Jersey Spot Rate and the credit risk of the Issuer – UBS AG, Jersey Branch.

2.	RMB-denominated non-capital preservation wealth management product with the par value at RMB2 million with a floating yield, which was issued by Agricultural Bank of China. The product can be redeemed at any time with the term of 5 years. The estimated maximum annual yield increases progressively with the investment of time, ranging from 2.15% to 3.55%. The Company measured it with the redeemed value, discounted at the yield rate. on February 25, 2013, the Company redeemed the product and received the amount of RMB2.025 million.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash investments. The Company places its temporary cash instruments with well-known financial institutions within China, Hong Kong and the United States and, at times, may maintain balances in US banks in excess of the $250 US FDIC Insurance limit. The Company monitors the credit ratings of the financial institutions to mitigate this risk.

(e) Restricted cash

Restricted cash represents amounts held by a bank subject to withdrawal for use restricted under court orders to hold the accounts in escrow. The restriction on cash is expected to be released when the related litigation is closed.

(f) Accounts receivable

Accounts receivable consist of amounts billed but not yet collected and unbilled receivables. Unbilled receivables relate to revenues earned and recognized, but which have not been billed by the Group in accordance with the terms of the advertising service contract. The payment terms of the Group’s service contracts with its customers vary and typically require an initial payment to be billed or paid at the commencement of the service period, progress payments to be billed during the service period, and a final payment to be billed after the completion of the service period. None of the Group’s accounts receivable bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management determines the allowance based on reviews of customer-specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ salvage or residual value. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

When items of property and equipment are retired or otherwise disposed of, loss/income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

(h) Intangible assets

The Group’s intangible assets are amortized on a straight line basis over their respective estimated useful lives, which are the periods over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. The Group’s intangible assets represent customer relationship, lease agreements and non-compete agreements which have estimated useful lives ranging from 0.5 to 4.4 years.

(i) Goodwill

Goodwill and other intangible assets are accounted for in accordance with the provisions of FASB ASC 350 “Intangibles — Goodwill and Other “. The Group accounts for business acquisitions using the acquisition method of accounting. Prior to 2009, goodwill consists of the cost of acquired businesses in excess of the fair value of the net assets acquired. Other intangible assets are separately recognized if the benefit of the intangible asset is obtained through contractual or other legal rights, or if the intangible asset can be sold, transferred, licensed, rented, or exchanged, regardless of an intent to do so.

Beginning on January 1, 2009, goodwill is measured as the excess of a over b below:

a.	The aggregate of the following:

1.	The consideration transferred measured in accordance ASC 805, which generally requires acquisition-date fair value.

2.	The fair value of any noncontrolling interest in the acquiree.

3.	In a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously held equity interest in the acquiree.

b.	The net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed measured in accordance with ASC 805.

Under FASB ASC 350, goodwill, including any goodwill included in the carrying value of investments accounted for using the equity method of accounting, and certain other intangible assets deemed to have indefinite useful lives, are not amortized.

(j) Impairment of long-lived assets

The Group tests goodwill for possible impairment in the fourth quarter of each year or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Circumstances that could trigger an impairment test between annual tests include, but are not limited to:

•	a significant adverse change in the business climate or legal factors;

•	an adverse action or assessment by a regulator;

•	unanticipated competition;

•	loss of key personnel;

•	the likelihood that a reporting unit or a significant portion of a reporting unit will be sold or disposed of;

•	a change in reportable segments; and/or results of testing for recoverability of a significant asset group within a reporting unit.

The Group utilizes a two-step method to perform a goodwill impairment review. In the first step, we determine the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, we would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

Application of goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to the reporting units, assigning goodwill to reporting units and estimating the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value of each reporting unit which could trigger impairment.

In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates. We may incur additional goodwill impairment charges in the future although we cannot predict whether this will occur.

Indefinite-lived intangible assets are assessed for impairment at least annually based on comparisons of their respective fair values to their carrying values. Finite-lived intangible assets are amortized over their respective useful lives and, along with other long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets”.

In evaluating long-lived assets for recoverability, including finite-lived intangibles and property and equipment, the Group uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

Asset recoverability is an area involving management judgment, requiring assessment as to whether the carrying value of assets can be supported by the undiscounted future cash flows. In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates.

No impairment loss once recognized is subsequently reversed even if facts and circumstances indicate recovery.

(k) Fair Value of Financial Instruments

FASB ASC 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

•	Level 1 — defined as observable inputs such as quoted prices in active markets;

•	Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value of the Group’s financial assets and liabilities approximate their carrying amount because of the short-term maturity of these instruments. The Group’s options and acquisition consideration payable fall into Level 3 and there were no transfers in or out of Level 3 during the years presented.

(l) Revenue recognition

The Group recognizes advertising service revenue on a straight-line basis over the period in which the customer advertisement is to be displayed, which typically ranges from 1 month to 2 years, starting from the date the Group first displays the advertisement. Written contracts are entered into between the Group and its customers to specify the price, the period and the location at which the advertisement is to be displayed. Revenue is only recognized if the collectability of the advertising service fee is probable.

The Group generates advertising service revenues from the sales of frame space on the poster frame network and advertising time slots on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis.

Customer payments received in excess of the amount of revenue recognized are recorded as deferred revenue in the consolidated balance sheet, and are recognized as revenue when the advertising services are rendered.

(m) Cost of revenues

Cost of revenues consists primarily of operating lease cost of advertising space for displaying advertisements, depreciation of advertising display equipment, amortization of intangible assets relating to lease agreements and direct staff and material costs associated with production and installation of advertising content.

(n) Operating leases

The Group leases advertising space, including billboards and poster frames, and office premises under non-cancellable operating leases. Minimum lease payments are expensed on a straight-line basis over the lease term. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligation at the end of the lease.

(o) Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs, mainly sales commission, included in sales and marketing expenses from discontinued components amounted to $1,834, $3,852 and $3,573 for the years ended December 31, 2010, 2011 and 2012, respectively.

(p) Retirement and other post-retirement benefits

Pursuant to relevant PRC regulations, the Company’s consolidated subsidiaries in the PRC are required to make contributions to various defined contribution retirement plans organized by the PRC government. The contributions are made for each qualifying PRC employee at rates ranging from 18% to 20% on a standard salary base as determined by the PRC governmental authority. Contributions to the defined contribution plans are charged to the consolidated statements of income as the related employee service is provided.

The Company’s subsidiaries in the HKSAR operate a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The MPF scheme is a defined contribution retirement scheme administered by independent trustees. Under the MPF scheme, the employer is required to make contributions to the scheme at 5% of the employees’ relevant income, subject to an upper limit. Contributions to the scheme vest immediately.

The Group has no other obligation for the payment of employee benefits associated with these retirement plans beyond the contributions described above.

(q) Share-based payments

The Group accounts for share-based payments to employees is in accordance with ASC Topic 718,“Compensation—Stock Compensation”. Under ASC 718, the Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period.

The Company accounts for share-based payments to non-employees in accordance with ASC 505-50, “Equity-Based Payments to Non-Employees”. Under ASC 505-50, share-based payment transactions with nonemployees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. For this specific option due to share purchase agreement, the fair value of the equity instruments issued in a share-based payment transaction with nonemployees is more reliably measurable than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued by the Group.

(r) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that the change in tax rates or laws is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies ASC Topic 740 “Income Taxes”. ASC 740 clarifies the accounting for uncertain tax positions. This interpretation requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

(s) Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing income/(loss) attributable to common shares shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on loss per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(t) Segment reporting

The Group has one operating segment as defined by ASC Topic 280, “Segment Reporting”. For the three years ended December 31, 2010, 2011 and 2012, the Group’s advertising service revenues generated from customers outside the PRC is less than 10% of the Group’s total consolidated revenues and the Group’s total long-lived tangible assets located outside the PRC is less than 10% of the Group’s total consolidated long-lived tangible assets. Consequently no geographic information is presented.

(u) Recently issued accounting standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment.” This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This ASU does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Except for the ASUs above, in the year ended December 31, 2012, the FASB has issued ASU No. 2012-01 through ASU 2013-05, which is not expected to have a material impact on the consolidated financial statements upon adoption.